Note 12 - Income Taxes (Details) - Deferred Tax Assets and Deferred Tax Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Allowances for loan and real estate losses	$ 5,486	$ 10,523
Deferred compensation costs	233	315
Deferred ESOP loan asset	706	717
Nonaccruing loan interest	558	800
Federal net operating loss carry forward	3,983	5,113
State net operating loss carry forward	2,802	3,219
Alternative minimum tax credit carryforward	700	0
Capitalized other real estate owned expenses	1,284	194
Net unrealized loss on securities available for sale	291	0
Other	340	265
Total gross deferred tax assets	16,383	21,146
Deferred tax liabilities:
Net unrealized gain on securities available for sale	0	123
Deferred loan fees and costs	284	312
Premises and equipment basis difference	132	155
Originated mortgage servicing rights	677	707
Other	179	247
Total gross deferred tax liabilities	1,272	1,544
Net deferred tax assets	15,111	19,602
Valuation allowance	0	(19,602)
Deferred tax assets, net of valuation allowance	$ 15,111	$ 0